Stockholders’ Equity (Details) - Schedule of common stock - Leafly Holdings, Inc.[Member] - $ / shares	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, Authorized		209,651	206,800
Common stock, Outstanding		75,395	76,776
Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, Authorized	211,251	209,651
Common stock, Outstanding	75,655	77,169
Class 1 Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, Par Value (in Dollars per share)	$ 0.0001
Common stock, Voting Rights	10 votes per share
Common stock, Authorized	74,500	74,500
Common stock, Outstanding	28,564	28,564
Class 2 Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, Par Value (in Dollars per share)	$ 0.0001
Common stock, Voting Rights	1 vote per share
Common stock, Authorized	119,000	119,000
Common stock, Outstanding	41,892	41,892
Class 3 Common Stock [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Common stock, Par Value (in Dollars per share)	$ 0.0001
Common stock, Voting Rights	no voting rights
Common stock, Authorized	17,751	16,151
Common stock, Outstanding	5,199	6,713